Reversal of Impairment of Mineral Stream Interests - Additional Information (Detail) $ in Thousands			12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / lb		Sep. 07, 2022 USD ($) shares
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment reversal			$ 8,611	$ 156,717	[1]
Voisey's Bay [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Recoverable amount	$ 227,000
Impairment charge	$ 166,000
Discount rate				8.00%
Projected market price of Cobalt | $ / lb				23.97
Impairment reversal				$ 157,000
Keno Hill [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment charge		$ 10,500
Impairment reversal			$ 10,300
Receipt of shares as consideration for termination, shares | shares						34,800,989
Receipt of shares as consideration for termination, value						$ 141,000

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.